UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aeltus Trust Company
Address: 10 State House Square
         Hartford, CT  06103-3602

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:    Michael J. Sheridan
Title:   Vice President, Securities Operations & Assistant Treasurer
Phone:   860-275-3896
Signature, Place, and Date of Signing

   Michael J. Sheridan    Hartford, CT   February 14, 2002


Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

28-1217 Aeltus Investment Management, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY REPORT


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:


List of Other included Managers:

No.  13F File Number   Name
28-1217 Aeltus Investment Management, Inc.


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